Organization and Description of Business (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands														1 Months Ended			6 Months Ended
	Jul. 28, 2025 $ / shares shares	Jul. 18, 2025 CNY (¥) shares	Jul. 18, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Jun. 23, 2025 shares	Jun. 03, 2025 shares	May 21, 2025 shares	Dec. 27, 2024 USD ($) shares	Nov. 19, 2024	Oct. 31, 2024 shares	Dec. 27, 2023 shares	Dec. 22, 2023 CNY (¥)	Sep. 01, 2018	Dec. 31, 2025 $ / shares shares	Sep. 30, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2023
Organization and Description of Business [Line Items]
Incorporation date																	Mar. 29, 2019
Percentage of equity interest repurchases												4.46%
Shares issued (in Shares)				44,810		5,000,000,000				5,000,000,000
Purchase price (in Dollars per share) | $ / shares	$ 1.5
Reverse stock split									1-for-90
Equity interest percentage											76.67%
Voting interest											50.00%
Consideration amount (in Dollars)		¥ 149,222	$ 20,790
Cash consideration (in Yuan Renminbi) | ¥															¥ 70,000	¥ 30,240
Equity interest subscribed percentage																	10.00%
AIX [Member]
Organization and Description of Business [Line Items]
Equity interests owned													4.46%
Shares issued (in Shares)											568,226,628
AIFU [Member]
Organization and Description of Business [Line Items]
Percentage of equity interests																		50.10%
Securities Exchange Agreement [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)											284,113,315
Securities Exchange Agreement [Member] | AIFU [Member]
Organization and Description of Business [Line Items]
Percentage of equity interests																		76.67%
Real Prospect Limited [Member]
Organization and Description of Business [Line Items]
Percentage of equity interest			100.00%											100.00%			100.00%
Aggregate consideration (in Shares)		98,002,174	98,002,174
Carve Group Ltd [Member]
Organization and Description of Business [Line Items]
Percentage of equity interest	100.00%
Aggregate consideration (in Shares)	195,894,609
Glyken Holds [Member]
Organization and Description of Business [Line Items]
Percentage of equity interest														90.00%			90.00%
Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)		10,000,000	10,000,000	9,295,383		4,000,000,000				4,000,000,000
Shares consideration (in Shares)								69,995,661
Class A Ordinary Shares [Member] | Securities Exchange Agreement [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)					3,156,814		1,420,567
Purchase price (in Dollars per share) | $ / shares														$ 0.09			$ 0.09
Reverse stock split					1-for-90		1-for-400
Class A Ordinary Shares [Member] | Real Prospect Limited [Member]
Organization and Description of Business [Line Items]
Aggregate consideration (in Shares)																	98,002,174
Class A Ordinary Shares [Member] | Carve Group Ltd [Member]
Organization and Description of Business [Line Items]
Aggregate consideration (in Shares)	195,894,609
Class A Ordinary Shares [Member] | BGM Group Ltd [Member]
Organization and Description of Business [Line Items]
Consideration amount (in Dollars) | $								$ 140,000
Consideration Shares [Member]
Organization and Description of Business [Line Items]
Purchase price (in Dollars per share) | $ / shares			$ 1.5
Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)						1,000,000,000				1,000,000,000				5,000,000
AIFU [Member]
Organization and Description of Business [Line Items]
Equity interest percentage												15.41%
Equity interest percentage																100.00%
Percentage of beneficial ownership														7.85%			7.85%
AIFU [Member] | Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Aggregate voting power percentage														16.75%			16.75%
Puyi Fund [Member]
Organization and Description of Business [Line Items]
Equity interest percentage												4.46%
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Organization and Description of Business [Line Items]
Equity interest percentage														15.41%			15.41%
Equity interest (in Yuan Renminbi) | ¥												¥ 10,463
Guangdong Meidiya Investment Co., Ltd [Member]
Organization and Description of Business [Line Items]
Equity interest percentage																44.70%
Puyi Group Limited [Member]
Organization and Description of Business [Line Items]
Equity interest percentage															100.00%
Guangxi Yanwo [Member]
Organization and Description of Business [Line Items]
Equity interest percentage														10.00%			10.00%
Glyken Bird Nest Technology (Shenzhen) Co., Ltd [Member]
Organization and Description of Business [Line Items]
Equity interest percentage														100.00%			100.00%